Subsidiaries - Summary of Australian Subsidiaries with Material Non Controlling Interests (Details) - subsidiary	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
Australia
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Number of subsidiaries with material non-controlling interests		2
International
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Number of subsidiaries with material non-controlling interests		2
Burrup Facilities Company Pty Ltd | Subsidiaries with material non-controlling interests | Australia
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
% held by NCI		10.00%
Burrup Train 1 Pty Ltd | Subsidiaries with material non-controlling interests | Australia
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
% held by NCI		10.00%
Louisiana LNG Infrastructure LLC | Subsidiaries with material non-controlling interests | United States
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
% held by NCI		56.84%
Louisiana LNG Infrastructure LLC | Subsidiaries with material non-controlling interests | United States | Forecast
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
% held by NCI	40.00%
Louisiana LNG LLC | Subsidiaries with material non-controlling interests | United States
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
% held by NCI		10.00%